Capital reorganization (the "SPAC Merger")	12 Months Ended
Jun. 30, 2024
Capital Reorganization [Abstract]
Capital reorganization (the "SPAC Merger")
(25) Capital reorganization (the “SPAC Merger”)
The Capital Reorganisation was accounted for as a capital reorganization by Vast. The merger was achieved by Vast issuing Ordinary Shares to NETC shareholders in exchange for the net liabilities of NETC as of the closing date.
The Capital Reorganisation was not within the scope of IFRS 3 because NETC did not meet the definition of a business in accordance with IFRS 3. Rather, the Capital Reorganisation was accounted for as an asset acquisition, with the difference between the fair value of the purchase consideration of NETC over the fair value of NETC’s identifiable net liabilities acquired expensed as service for stock exchange listing under IFRS 2.
Vast was determined to be the accounting acquirer based on the following:
•Vast’s previous majority shareholder has a majority voting interest;
•AgCentral Energy, a Legacy Vast Shareholder, has the ability to nominate the majority of the members of the Board;
•The existing senior management of Vast continues to be the senior management following the Capital Reorganisation;
•The business of Vast comprises the ongoing operations following the Capital Reorganisation; and
•Vast was the larger entity, both in terms of substantive operations and number of employees.
Share based listing expenses of $106.0 million represent non-cash IFRS 2 charges recorded in connection with the consummation of the Capital Reorganisation.
The transaction is accounted for in accordance with IFRS 2 with an expense reflected for the difference between the fair value of the Ordinary Shares issued to NETC shareholders as compared to the fair value of NETC’s net assets or liabilities, as relevant, contributed. The fair value of the Ordinary Shares was determined based on a quoted market price of $11.99 per Ordinary share at closing as of December 19, 2023.
The estimated fair value of the equity instruments issued to NETC shareholders considers the impact of Ordinary Shares issuable to Legacy Vast Shareholders (i.e. AgCentral Energy and certain employees and former employees of Vast), upon the occurrence of certain Triggering Events or earlier, upon a change of control in accordance with the earnout provisions. Refer to Note 20 – Reserves for further details.
The fair value of share consideration of $94.8 million and NETC’s net liabilities of $11.2 million result in an excess of the fair value of the shares issued over the value of the net monetary assets acquired of $106.1 million. The difference is reflected as a share based listing expense of $106.0 million for the services provided by NETC in connection with the listing. The fair value calculation of $94.8 million is based on the estimated fair value of Ordinary Shares issued to NETC shareholders in connection with the SPAC Merger, including an estimated fair value of the Earnout Shares for NETC of $22.6 million.
These financial statements for the year ended June 30, 2024 give effect to the Capital Reorganisation and related transactions summarized below:

Ordinary Shares issued in exchange for the following (in thousands):
NETC Class A Common Stock(b)	805
Backstop Commitment Fee(f)	350
NETC Class F Common Stock(b)	3,000
Accelerated Earnback Shares(f)	1,500
Ordinary Shares issued	5,655

Fair value of Ordinary shares issued in exchange for NETC shares valued at $11.99 per share	67,799
Vast Warrants issued in exchange for NETC warrants(c)	4,129
Shares issued as settlement of transaction expenses(e)	307
Fair value of earnout for NETC Sponsor(g)(h)	22,576
Fair value of share consideration	94,811

Adjusted NETC’s net liabilities upon closing(a)	11,206
Total	106,017
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(a)the merger of NETC with and into Neptune Merger Sub Inc., a wholly owned subsidiary of Vast, with NETC surviving the merger as a wholly-owned subsidiary of Vast. The net liabilities of NETC upon closing were as follows:

As at December 18, 2023 (in thousands)
Assets:
Cash	9,203
Prepaid expenses	1,325
Total assets	10,528
Liabilities:
Trade and Other Payables	21,525
Income taxes payable	209
Total liabilities	21,734

Total net liabilities	(11,206)
(b)the completion of the Vast pre-closing reorganization, which included the Existing Convertible Note Conversion, the MEP Share Conversion, and the Vast Split Adjustment; the exchange of all outstanding Founder Shares into 3 million Ordinary Shares, and all outstanding NETC Class A Shares that were not redeemed by the Class A shareholders into an equivalent number of Ordinary Shares;
(c)the exchange of all outstanding NETC Warrants into an equal number of Vast Warrants, with substantially the same terms;
(d)the entry into various agreements with CAG, under which CAG committed to invest $7 million of PIPE Financing. CAG and Vast agreed that this commitment would be satisfied by CAG’s purchase of Class A common stock of NETC from existing NETC stockholders who previously elected to redeem their shares in connection with the Capital Reorganisation and whose redemption election would be reversed. The $7 million included in Cash has been reflected in Issued Capital of Vast upon consummation of the Capital Reorganisation;
(e)the issuance of 171,569 Ordinary Shares to Guggenheim Securities as consideration for its services. A resulting loss of $0.3 million upon consummation of the Capital Reorganisation has been recorded within share based listing expenses;
(f)the issuance of 1.5 million Ordinary Shares as Accelerated Earnback Shares pursuant to the Nabors Backstop Agreement and issuance of 350,000 Ordinary Shares as Incremental Funding Commitment Fee pursuant to the October Notes Subscription Agreement.
(g)During the Earnout Period, Vast may issue up to an aggregate of 2.4 million additional Ordinary Shares to NETC Sponsor in three equal tranches and up to an aggregate of 1.3 million Ordinary Shares to Legacy Vast Shareholders in three equal tranches, upon the occurrence of each Triggering Event. Refer to Note 20 – Reserves for further details.
(h)Additionally, Vast may also issue 1.5 million Ordinary Shares to Legacy Vast Shareholders upon receiving a notice to proceed under a contract for the procurement of a concentrated solar power plant at Port Augusta, in South Australia. Refer to Note 20 – Reserves for further information.
Also included in the Capital Reorganisation, yet not forming part of the purchase consideration for the asset acquired are the following transactions:
•the entry into Equity Subscription Agreements and a Notes Subscription Agreement (including the October Notes Subscription Agreement) by Nabors Lux and AgCentral Energy to purchase up to $15 million each ($30.0 million combined) of Ordinary Shares for $10.20 per share through the issuance of up to $5.0 million to AgCentral Energy and $7.5 million to Nabors Lux of Senior Convertible Notes ($12.5 million combined of Senior Convertible Notes from time to time beginning on the date of signing of the BCA and ending on the Closing Date and $12.5 million to AgCentral Energy and $10.0 million to Nabors Lux ($22.5 million combined) of committed subscriptions under the PIPE Financing funded on the Closing Date;
•the entry into the Nabors Backstop Agreement (as amended by the amendment to the Nabors Backstop Agreement dated December 7, 2023) by Nabors Lux to provide $10.0 million backstop to Vast to underwrite the potential investment by additional investors provided that the amount of the backstop be reduced dollar-for-dollar by (a) the balance of cash remaining in NETC's trust account after giving effect to any redemptions of NETC Class A Common Stock by NETC public stockholders and (b) amounts invested by additional third parties (other than Nabors Lux, AgCentral Energy, CAG, EDF and their respective affiliates);
•the entry into the EDF Note Purchase Agreement to purchase the Promissory Note with an aggregate principal amount of EUR 10.0 million (equivalent to approximately $10.8 million on December 18, 2023);
The following summarized the number of Ordinary Shares issued upon closing of the Capital Reorganisation:

	Shares issued upon closing of the Capital Reorganisation
	Ownership in shares	%
Legacy Vast shareholders	20,499,999	70.0%
Other	804,616	2.7%
NETC initial stockholders	4,500,000	15.4%
Shares issued to Nabors Lux and AgCentral Energy in connection with financing transactions	3,315,700	11.3%
Shares issued as settlement of transaction expenses	171,569	0.6%
Total shares issued upon closing	29,291,884	100%